Employee Option Plans (Details) - Schedule of the RSU Activities $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Employee Option Plans (Details) - Schedule of the RSU Activities [Line Items]
Number of options, Outstanding at beginning of year	4,028
Weighted average exercise price, Outstanding at beginning of year (in Dollars per share) | $ / shares	$ 264.67
Weighted average remaining contractual term, Outstanding at beginning of year	7 years 11 months 8 days
Aggregate intrinsic value, Outstanding at beginning of year (in Dollars) | $	$ 7,499
Number of options, Granted
Number of options, Outstanding at end of year	4,028
Weighted average exercise price, Outstanding at end of year (in Dollars per share) | $ / shares	$ 256.79
Weighted average remaining contractual term, Outstanding at end of year	6 years 11 months 8 days
Aggregate intrinsic value, Outstanding at end of year (in Dollars) | $	$ 7,276
Number of options, Exercisable at end of year	1,847
Weighted average exercise price, Exercisable at end of year (in Dollars per share) | $ / shares	$ 27.72
Weighted average remaining contractual term, Exercisable at end of year	6 years 11 months 4 days
Aggregate intrinsic value, Exercisable at end of year (in Dollars) | $	$ 3,760
Magic Software [Member]
Employee Option Plans (Details) - Schedule of the RSU Activities [Line Items]
Number of options, Outstanding at beginning of year	26,250
Weighted average exercise price, Outstanding at beginning of year (in Dollars per share) | $ / shares	$ 0.91
Weighted average remaining contractual term, Outstanding at beginning of year	5 years 11 months 12 days
Aggregate intrinsic value, Outstanding at beginning of year (in Dollars) | $	$ 397
Number of options, Granted
Weighted average exercise price, Granted (in Dollars per share) | $ / shares
Number of options, Forfeited	(20,000)
Weighted average exercise price, Forfeited (in Dollars per share) | $ / shares	$ 3.51
Number of options, Exercised	(6,250)
Number of options, Outstanding at end of year
Weighted average exercise price, Outstanding at end of year (in Dollars per share) | $ / shares
Weighted average remaining contractual term, Outstanding at end of year
Aggregate intrinsic value, Outstanding at end of year (in Dollars) | $
Number of options, Exercisable at end of year
Weighted average exercise price, Exercisable at end of year (in Dollars per share) | $ / shares
Weighted average remaining contractual term, Exercisable at end of year
Aggregate intrinsic value, Exercisable at end of year (in Dollars) | $